SIGNIFICANT ACCOUNTING POLICIES - Schedule of Depreciation on Straight-Line Method, Over the Estimated Useful Life of the Assets (Details)	6 Months Ended
Jun. 30, 2026
Computers [Member] | Minimum [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Depreciation on Straight-Line Method, Over the Estimated Useful Life of the Assets (Details) [Line Items]
Annual depreciation rates	33.00%
Computers [Member] | Maximum [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Depreciation on Straight-Line Method, Over the Estimated Useful Life of the Assets (Details) [Line Items]
Annual depreciation rates	42.00%
R&D Equipment [Member] | Minimum [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Depreciation on Straight-Line Method, Over the Estimated Useful Life of the Assets (Details) [Line Items]
Annual depreciation rates	6.00%
R&D Equipment [Member] | Maximum [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Depreciation on Straight-Line Method, Over the Estimated Useful Life of the Assets (Details) [Line Items]
Annual depreciation rates	100.00%
Furniture and Office Equipment [Member] | Minimum [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Depreciation on Straight-Line Method, Over the Estimated Useful Life of the Assets (Details) [Line Items]
Annual depreciation rates	6.00%
Furniture and Office Equipment [Member] | Maximum [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Depreciation on Straight-Line Method, Over the Estimated Useful Life of the Assets (Details) [Line Items]
Annual depreciation rates	76.00%
Leasehold Improvements [Member] | Minimum [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Depreciation on Straight-Line Method, Over the Estimated Useful Life of the Assets (Details) [Line Items]
Annual depreciation rates	10.00%
Leasehold Improvements [Member] | Maximum [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Depreciation on Straight-Line Method, Over the Estimated Useful Life of the Assets (Details) [Line Items]
Annual depreciation rates	67.00%